11 Other operating income (expense)	12 Months Ended
Dec. 31, 2020
Other Operating Income
OTHER OPERATING INCOME AND EXPENSES
Note	11 | Other operating income (expense)

	Note	12.31.20	12.31.19	12.31.18
Other operating income
Income from customer surcharges		1,550	1,567	1,385
Commissions on municipal taxes collection		224	175	161
Fines to suppliers		-	27	161
Services provided to third parties		240	245	-
Related parties	35.a	43	27	93
Income from non-reimbursable customer contributions		26	9	12
Other		46	91	91
Total other operating income		2,200	2,364	1,903

Other operating expense
Gratifications for services		(51)	(262)	(155)
Cost for services provided to third parties		(96)	(132)	(110)
Severance paid		(25)	(29)	(35)
Debit and Credit Tax		(818)	(1,079)	(1,245)
Provision for contingencies		(683)	(1,861)	(1,516)
Disposals of property, plant and equipment		(151)	(86)	(281)
Refund of fines to suppliers		(129)	-	-
Other		(92)	(30)	(96)
Total other operating expense		(2,045)	(3,479)	(3,438)
Other operating expense		155	(1,115)	(1,535)

(1)	Impairment charge of property, plant and equipment (Note 6.c).